Acquisitions - Narrative (Details) $ / shares in Units, $ in Thousands							1 Months Ended													2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 20, 2021 USD ($)	May 19, 2020 USD ($) LEASE	Apr. 06, 2020 USD ($)	Jan. 31, 2020 USD ($)	Sep. 04, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 shares	Apr. 30, 2021 USD ($) Developers transaction	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) d	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Aug. 31, 2019 USD ($) transaction	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Apr. 30, 2020 USD ($) Developers transaction	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Oct. 30, 2020 USD ($)
Consideration paid						$ 19,800
Fair value of common stock issued or issuable																											$ 0	$ 38,167	$ 38,167	$ 192
Asset acquisition, future earn-out payment																		$ 30,000
Business Combination, Goodwill																			$ 98,645		$ 997,661				$ 997,661	$ 249,773	997,661		249,773	137,121
Asset acquisition upfront cash consideration																				$ 35,000									46,400	16,200
Asset acquisition future earn out term																				4 years
Asset Acquisition Development Services Agreement Term																				2 years
Asset Acquisition, Number Of Apps																				2
Asset acquisition consideration transferred, contingent consideration																							$ 12,400					26,100
Net income (loss)																					(51)		(102,917)				3,963	(230,779)	(179,415)	(105,353)
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps							$ 150,000	$ 134,000		$ 306,000										$ 35,000		$ 134,000
Transactions | transaction																				2
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																						109,090,908
Asset Acquisition Number Of Game Developers | Developers																				2
Development Services Agreement Renewal Term																				2 years
Asset Acquisition Contingent Consideration Liability														$ 34,800
Asset Acquisition Contingent Consideration Settlement Cash Payment														3,400
Asset Acquisition Contingent Consideration Settlement Fair Value Of Common Stock Issued														$ 106,100
Deferred cash consideration payment period														12 months
Business combination contingent consideration						79,200
Asset Acquisition Consideration Transferred Convertible Security Fair Value													$ 45,000
Gain Loss On Settlement Of Asset Acquisition Related Contingent Consideration														$ 74,700
Purchase consideration at stated value	$ 980,000
Asset acquisition future earn out amount																				$ 45,000
Acquisition Of Certain Mobile Game Apps [Member]
Asset acquisition, future earn-out payment										50,000
Asset Acquisition, Consideration Transferred, Transaction Cost								4,000		6,000
Asset acquisition upfront cash consideration								$ 130,000		$ 300,000
Asset Acquisition Acquired Asset Amortization Period								9 years		8 years
Asset acquisition future earn out term										4 years
Asset Acquisition Development Services Agreement Term								4 years		4 years
Asset acquisition consideration transferred, contingent consideration																					9,900						97,500
Transactions | transaction										2
Asset Acquisition Number Of Game Developers | Developers										2
A2020 Asset Acquisition [Member]
Asset acquisition consideration transferred, contingent consideration																					700						68,600
A2020 Mobile App Acquisition [Member]
Asset acquisition contingent consideration payment												$ 60,000
A2019 Asset Acquisition [Member]
Asset acquisition deferred cash consideration payment											$ 90,000
Mobile App One [Member]
Asset Acquisition Acquired Asset Amortization Period																				3 years
Mobile App Two [Member]
Asset Acquisition Acquired Asset Amortization Period																				5 years
Two Thousand and Ninteen Acquisition Related Contingent Consideration Settlement [Member]
Asset Acquisition Contingent Consideration Settlement Cash Payment														3,400
Asset Acquisition Contingent Consideration Settlement Fair Value Of Common Stock Issued														106,100
Two Thousand and Ninteen Acquisition Related Contingent Consideration Settlement [Member] | Previously Reported [Member]
Asset Acquisition Contingent Consideration Settlement Fair Value Of Common Stock Issued														48,400
Gain Loss On Settlement Of Asset Acquisition Related Contingent Consideration														$ 17,000
Fair Value Adjustment To Amortization Expense [Member]
Net income (loss)																					0		(5,934)				(7,325)	(42,058)	23,600	62,000
Fair Value Adjustment To Revenue [Member]
Net income (loss)																					682		22,542				1,219	31,584	61,900	61,900
Acquisition-related Costs [Member]
Net income (loss)																					0		0				14,115	(2,617)	8,700
Interest Expense Adjustment Related To New And Pre Existing Debt [Member]
Net income (loss)																					0		(2,652)				(2,640)	97,107	106,000	147,900
Other Income Liability Classified Awards Adjustment [Member]
Net income (loss)																					0		0				0	(1,730)	1,700	9,000
Adjustment To Income Taxes [Member]
Net income (loss)																					(156)		$ (3,201)				(1,232)	$ (18,877)	$ 34,700	$ 3,300
Restricted Stock [Member]
Business acquisition issuance of stock based compensation | shares																													0	3,267,792
Geewa A.S [Member]
Total consideration				$ 25,629
Consideration paid				23,500
Consideration indemnity holdback				2,100
Business combination acquisition related costs				300
Business Combination, Goodwill				9,805
Business Combination, Consideration Transferred				$ 25,629
Business combination consideration transferred indemnity hold back term				12 months
Geewa A.S [Member] | Developed Technology Rights [Member]
Weighted average, useful life, intangible assets				2 years
Redemption Games, Inc [Member]
Total consideration			$ 53,700
Business combination acquisition related costs			$ 600
Business acquisition, percentage of voting interests acquired			95.50%
Total purchase consideration			$ 56,232
Business Combination, Goodwill			20,198
Business combination, ownership interest													98.2
Business Combination, Consideration Transferred			$ 53,700
Redemption Games, Inc [Member] | Convertible Securities Convertible Into Class A Common Stock [Member]
Business combination, exchange of minority shares													2.7
Redemption Games, Inc [Member] | Common Class A [Member]
Fair value of common stock issued or issuable													$ 4,500
Fair value of minority shares													1,500
Redemption Games, Inc [Member] | Minority Shares [Member]
Fair value of minority shares													1,500
Machine Zone, Inc [Member]
Total consideration		$ 328,555
Consideration paid		287,100
Business combination acquisition related costs		2,800
Fair value of common stock issued or issuable		38,200
Business Combination, pro forma information, revenue of acquiree actual																								$ 64,200		113,800
Business combination, pro forma information, earnings or loss of acquiree , actual																								$ 66,200		$ 89,700
Business Combination, Goodwill		82,353
Business combination, settlement of receivables		3,300
Business Combination, Consideration Transferred		$ 328,555
Machine Zone, Inc [Member] | IP License [Member]
Weighted average, useful life, intangible assets		2 years
Business combination, remaining future fixed payments		$ 37,100
Zenlife asset acquisition [Member]
Asset acquisition upfront cash consideration															$ 160,000
Asset Acquisition Acquired Asset Amortization Period															5 years
Asset acquisition future earn out term															4 years
Asset Acquisition Development Services Agreement Term															4 years
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps															$ 173,300
Asset acquisition recognized identifiable assets acquired and liabilities assumed deferred tax liability															$ 13,300
Athena asset acquisition [Member]
Asset acquisition upfront cash consideration													$ 110,000
Asset Acquisition Acquired Asset Amortization Period													6 years
Asset acquisition future earn out term													4 years
Asset acquisition deferred cash consideration													$ 20,000
Number of trading days for determining the share price of class A common stock													20 days
Multiplier to weighted average trading price | d													0.8
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps													$ 170,700
Asset acquisition recognized identifiable Assets acquired And liabilities asssumed trade name													4,000
Asset acquisition recognized identifiable assets acquired and liabilities assumed deferred tax liability													$ 700
Deferred cash consideration payment period													18 months
Asset Acquisition Consideration Transferred Deferred Cash Consideration Fair Value													$ 19,000
Expected IPO close term													12 months
Athena asset acquisition [Member] | Convertible Security [Member]
Asset acquisition consideration transferred convertible security principal amount													$ 40,000
Asset Acquisition Consideration Transferred Convertible Security Principal Amount													$ 40,000
Adjust Gmbh [Member]
Total consideration	967,817
Consideration paid	578,000
Business combination acquisition related costs	3,100
Business Combination, pro forma information, revenue of acquiree actual																									49,400
Business combination, pro forma information, earnings or loss of acquiree , actual																									$ 29,600
Business combination consideration transferred convertible securities fair value	342,200
Business Combination, Goodwill	776,147
Business combination consideration transferred indemnity hold back amount fair value	47,600
Business Acquisition, Goodwill, Expected Tax Deductible Amount	692,500
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares									6,320,688
Business Combination, Consideration Transferred	967,817
Adjust Gmbh [Member] | Carrying Reported Amount Fair Value Disclosure
Consideration indemnity holdback	50,000
Business combination consideration transferred convertible securities	$ 352,000
Adjust Gmbh [Member] | Developed Technology Rights [Member]
Weighted average, useful life, intangible assets	6 years
Acquisition Of Certain Mobile Game Apps [Member]
Asset acquisition upfront cash consideration							$ 150,000														$ 28,800						$ 36,800
Asset Acquisition Acquired Asset Amortization Period							6 years
MAX Advertising Systems, Inc. [Member]
Consideration paid					$ 31,900
Business combination acquisition related costs					600
Fair value of common stock issued or issuable					$ 735
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					438,240
Business Acquisition, Share Price | $ / shares					$ 1.68
Total purchase consideration					$ 32,635
Business Combination, Goodwill					$ 30,038
MAX Advertising Systems, Inc. [Member] | Developed Technology Rights [Member]
Weighted average, useful life, intangible assets					3 years
PeopleFun, Inc. [Member]
Consideration paid						21,507
Business combination acquisition related costs						500
Business Combination,net working capital adjustment						1,700
Total purchase consideration						73,936
Business Combination, Goodwill						61,790
Fair value of contingent consideration						$ 52,429
Equity interests issued for settlement of contingent consideration number of shares issued | shares																			114,372
Business combination contingent consideration term						5 years
Contingent consideration settlement amount																			$ 41,600
PeopleFun, Inc. [Member] | Common Class A [Member]
Fair Value Of Equity Interests Issued For Settlement of Contingent Consideration																			200
Cash payment for settlement of contingent consideration																			41,400
PeopleFun, Inc. [Member] | Common Class A [Member] | Restricted Stock [Member]
Gain on extinguishment of contingent consideration																			$ 10,800
Business acquisition issuance of stock based compensation | shares																														3,120,738
Restricted stock awards vesting term																														2 years
Business Combination 2019 [Member]
Total consideration																														$ 54,600
Consideration paid																														51,600
Business Combination, Goodwill																														38,500
Business Combination, intangible assets																														$ 15,200
Weighted average, useful life, intangible assets																														3 years 6 months
Business Combination Deferred Cash Consideration Payable																														$ 3,000
Business Combination Deferred Cash Consideration Payment																															$ 3,000
Business Combination, deferred consideration payment term																													12 months
Business Combination, other tangible net assets																														900
Business Combination, Consideration Transferred																														54,600
Recoded Asset Acquisition 2019 [Member]
Asset acquisition deferred cash consideration																		90,000
Asset acquisition, future earn-out payment																		10,000
Asset acquisition upfront cash consideration																		$ 150,000
Asset Acquisition Acquired Asset Amortization Period																		5 years
Asset acquisition future earn out term																		36 months
Minimum notice period for termination of agreement																		30 days
Asset Acquisition, Number Of Apps																		2
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																		$ 240,000
Recoded Asset Acquisition 2019 [Member] | Mile Stone One [Member]
Asset acquisition, future earn-out payment																		$ 60,000
Asset acquisition future earn out term																		36 months
Asset Acquisition Service Agreement Term																		3 years
Recoded Asset Acquisition 2019 [Member] | Mile Stone Two [Member]
Asset acquisition development agreement term																		6 years
Samfinaco Games Asset Acquisition [Member]
Asset acquisition deferred cash consideration																$ 22,500
Asset Acquisition Acquired Asset Amortization Period																5 years
Asset Acquisition, Number Of Apps | transaction																4
Asset acquisition consideration transferred, contingent consideration																													$ 15,300	$ 4,100
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																$ 167,100
Asset acquisition recognized identifiable assets acquired and liabilities assumed deferred tax liability																$ 17,100
Deferred cash consideration payment period																15 months
Asset Acquisition Recognized Identifiable Assets Acquired And Liabilities Assumed Other Net Assets																$ 4,100
Samfinaco Games Asset Acquisition [Member] | Developed Technology Rights [Member]
Asset acquisition upfront cash consideration																$ 131,600
Other Asset Acquisitions 2019 [Member]
Asset acquisition deferred cash consideration																	$ 10,500
Asset acquisition upfront cash consideration																	$ 59,400
Deferred cash consideration payment period																	15 months
Other Asset Acquisitions 2019 [Member] | User Base [Member]
Asset Acquisition Acquired Asset Amortization Period																	7 years
Asset acquisition recognized identifiable assets acquired and liabilities assumed user base																	$ 68,300
Other Asset Acquisitions 2019 [Member] | Developed Technology Rights [Member]
Asset Acquisition Acquired Asset Amortization Period																	2 years
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																	$ 1,300
Other Asset Acquisitions 2019 [Member] | Other Assets [Member]
Asset Acquisition, Consideration Transferred, Transaction Cost																	$ 300
Exit Of Machine Zone Real Estate Leases [Member]
Increase (decrease) in operating lease, right-of-use asset		57,600
Increase (decrease) in operating lease, liability		63,100
Leasehold improvements, write off		15,000
Adjustments to additional paid in capital, warrants issued		$ 400
Business combination separately recognized transaction number of leases exited | LEASE		1
2020 Other Asset Acquisations [Member]
Asset acquisition upfront cash consideration																				$ 35,000
Asset Acquisition Development Services Agreement Term																				4 years
Asset Acquisition, Number Of Apps | transaction																				2
Asset acquisition recognized identifiable Assets acquired And liabilities assumed mobile game apps																				$ 35,000
Asset Acquisition Number Of Game Developers | Developers																				2
2020 Other Asset Acquisations [Member] | Maximum [Member]
Asset Acquisition Acquired Asset Amortization Period																				5 years
2020 Other Asset Acquisations [Member] | Minimum [Member]
Asset Acquisition Acquired Asset Amortization Period																				3 years
2020 Other First Asset Acquisations [Member]
Asset acquisition consideration transferred, contingent consideration																													500
Development Services Agreement Renewal Term																				2 years
Development services agreement term																				2 years
2020 Other Second Asset Acquisations [Member]
Asset acquisition future earn out term																				4 years
Asset acquisition consideration transferred, contingent consideration																													$ 6,000
Asset acquisition future earn out amount																				$ 45,000